Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Common Shares	Class A Special Shares	Class B Special Shares	Other Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling interest	Total
Balance at Dec. 31, 2024	$ 63,319,398			$ 24,423	$ (57,459,061)	$ (1,608,222)		$ 4,276,538
Issuance of shares from private placement	320,000							320,000
Impact of loss of control of Canmart	(3)			(21,053)	21,056	(602,480)		(602,480)
Net loss					(815,001)			(815,001)
Translation adjustment						122,144		122,144
Balance at Jun. 30, 2025	63,639,395			3,370	(58,253,006)	(2,088,558)		3,301,201
Balance at Dec. 31, 2024	63,319,398			24,423	(57,459,061)	(1,608,222)		4,276,538
Balance at Dec. 31, 2025	73,555,097	597,836	20,455,241	3,370	(103,091,953)	(2,304,665)	(1,205,363)	(11,990,437)
Issuance of shares upon conversion of promissory note and interest	1,341,865							1,341,865
Payment of offering costs in connection with the issuance of convertible promissory notes	(25,920)							(25,920)
Net loss					(6,196,557)		(49,753)	(6,246,310)
Translation adjustment						448,282		448,282
Balance at Jun. 30, 2026	$ 74,871,042	$ 597,836	$ 20,455,241	$ 3,370	$ (109,288,510)	$ (1,856,383)	$ (1,255,116)	$ (16,472,520)